Fixed Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment, Gross	$ 4,661,542	$ 345,691
Less: accumulated depreciation and amortization	(136,629)	(7,759)
Property, Plant and Equipment, Net	4,524,912	337,932
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	$ 55,330	6,728
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Equipment [Member]
Property, Plant and Equipment, Gross	$ 889,672	315,951
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Equipment 1 [Member]
Property, Plant and Equipment, Gross	$ 1,371,441	0
Equipment 1 [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment 1 [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 29,296	0
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Construction in Progress [Member]
Property, Plant and Equipment, Gross	$ 2,315,803	$ 23,012